Net charges related to Ukraine Conflict - Narrative (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 aircraft	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) aircraft airline spareEngine	Dec. 31, 2022 USD ($)
Unusual or Infrequent Item, or Both [Line Items]
Net recoveries related to Ukraine Conflict							$ 2,700,000
Net recoveries related to Ukraine Conflict	$ 0	$ (13,964)		$ (22,749)	$ (28,072)
Ukraine
Unusual or Infrequent Item, or Both [Line Items]
Number of aircrafts remaining in Ukraine | aircraft			2
Russia
Unusual or Infrequent Item, or Both [Line Items]
Cash proceeds from insurance claim settlements						$ 1,300,000
Number of russian airlines | airline						6
Number of aircraft on lease | aircraft						67
Number of engines on lease | spareEngine						10